Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in millions)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.8	$0.9	$0.9
States, municipalities and political subdivisions	3.1	3.2	3.2
Foreign governments	0.3	0.4	0.4
Residential mortgage-backed	2.0	2.1	2.1
U.S. corporate	29.8	31.9	31.9
Foreign corporate	7.4	8.2	8.2
Total fixed maturity securities	43.4	46.7	46.7
Short-term investments	0.6	0.5	0.5
Total investments	$44.0	$47.2	$47.2